Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 106.71%
ASSET-BACKED SECURITIES — 13.70%**
AGL CLO 13 Ltd.,
Series 2021-13A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.71% 10/20/34
1,2,3
$ 600,000 $ 565,078
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.17% 10/17/34
1,2,3
185,000 179,030
Aimco CLO 14 Ltd.,
Series 2021-14A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
700,000 484,778
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.18% 10/16/28
1,2,3
5,978 5,940
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
1
450,000 448,805
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
635,000 615,943
AMSR Trust,
Series 2021-SFR3, Class G
3.80% 10/17/38
1
600,000 515,860
BlueMountain CLO Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.77%)
2.95% 10/25/30
1,2,3
250,000 239,920
BMO SBA COOF Trust,
Series 2019-1, Class A (IO)
1.62% 10/25/45
1,4
3,564,407 197,789
Carvana Auto Receivables Trust,
Series 2020-P1, Class R
0.00% 09/08/27
1
1,300 265,131
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
1,500 550,936
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00% 05/10/29
†,1
3,050 518,378
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
2.73% 10/24/30
1,2,3
575,000 550,844
CIFC Funding Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/18/31
1,3,4
575,000 314,027
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.,
Series 2022-2A, Class INCB
(Cayman Islands)
0.00% 04/19/35
1,3,4
$ 475,000 $ 391,431
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.22% 10/15/52
1,4
612,836 29,745
CoreVest American Finance Trust,
Series 2021-1, Class XB (IO)
1.70% 04/15/53
1,4
4,459,000 299,346
Dryden 72 CLO Ltd.,
Series 2019-72A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
3.06% 05/15/32
1,2,3
925,000 880,248
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.94% 04/15/29
1,2,3
58,808 57,920
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.61% 08/15/30
1,2,3
10,000 9,877
Elmwood CLO VI Ltd.,
Series 2020-3A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.71% 10/20/34
1,2,3
440,000 413,723
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
1
1,288,000 1,198,210
FirstKey Homes Trust,
Series 2021-SFR3, Class E1
2.99% 12/17/38
1
944,000 828,725
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
2.15% 07/19/34
1,2,3
1,290,360 1,246,743
FRTKL,
Series 2021-SFR1, Class F
3.17% 09/17/38
1
1,000,000 859,983
Gilbert Park CLO Ltd.,
Series 2017-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
2.23% 10/15/30
1,2,3
335,000 329,677
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.21% 10/20/34
1,2,3
250,000 241,220

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Greenwood Park CLO Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/15/31
1,3,4
$ 675,000 $ 391,373
HOA Funding, LLC,
Series 2021-1A, Class A2
4.72% 08/20/51
1
744,375 646,270
Invesco CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/15/34
1,3,4
650,000 416,175
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
43,048 41,594
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
44,325 41,767
JPMorgan Chase Bank Auto Credit Linked Notes,
Series 2021-1, Class R
28.35% 09/25/28
1
531,184 628,406
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.19% 04/19/33
1,2,3
1,000,000 978,650
Navient Student Loan Trust,
Series 2018-4A, Class B
(LIBOR USD 1-Month plus 1.30%)
2.92% 06/27/67
1,2
850,000 835,212
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.52% 06/25/54
1,2
630,000 629,001
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
2.08% 04/15/34
1,2,3
1,200,000 1,158,413
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class SUB
(Cayman Islands)
0.00% 04/16/33
1,3,4
275,000 217,110
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.63% 11/20/30
1,2,3
325,000 320,112
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.74% 10/15/34
1,2,3
700,000 661,060
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.17% 01/17/31
1,2,3
725,000 714,093
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
$ 625,000 $ 502,806
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.08% 10/24/27
1,2,3
11,406 11,311
PHEAA Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.21% 08/25/40
1,2
33,591 32,555
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
1
819,000 735,473
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
1
838,000 726,807
Progress Residential Trust,
Series 2021-SFR9, Class E1
2.81% 11/17/40
1
1,531,000 1,222,449
Progress Residential,
Series 2021-SFR1, Class H
5.00% 04/17/38
1
1,050,000 944,249
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
1,211,000 1,075,109
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.64% 10/15/32
1,2,3
750,000 715,387
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
2.06% 10/15/29
1,2,3
54,118 53,305
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
2.25% 10/20/30
1,2,3
810,000 795,856
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
509,466 469,027
SLM Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.50%)
1.68% 07/25/39
2
174,941 167,257
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
1.35% 07/25/25
2
115,000 106,942

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
2.88% 07/25/23
2
$ 85,953 $ 85,983
SLM Student Loan Trust,
Series 2008-7, Class A4
(LIBOR USD 3-Month plus 0.90%)
2.08% 07/25/23
2
15,778 15,368
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
10,000 9,279
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
1,3,4
975,000 842,574
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class B
(Bermuda)
2.52% 02/20/46
1,3
685,465 608,911
Tricon American Homes Trust,
Series 2017-SFR2, Class E
4.22% 01/17/36
1
800,000 790,248
Voya CLO Ltd.,
Series 2018-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.69% 01/15/32
1,2,3
250,000 238,387
Total Asset-Backed Securities
(Cost $31,768,800) 30,067,826
BANK LOANS — 5.32%*
Communications — 0.26%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.92% 03/15/27
2
123,106 113,527
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.82% 04/15/27
2
49,244 45,895
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.06% 05/01/28
2
123,438 116,078
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 5.25%)
5.25% 05/31/25
2
75,654 64,855
National CineMedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 8.00%)
9.69% 12/20/24
2
246,875 224,451
564,806
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary — 0.31%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.38%)
4.74% 12/23/27
2
$ 148,125 $ 135,403
Naked Juice, LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
4.88% - 5.40% 01/24/29
2
250,000 233,541
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 10/01/26
2
246,875 229,328
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 10/22/26
2
98,241 93,452
691,724
Electric — 0.60%
Astoria Energy LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 12/10/27
2
265,499 250,813
Calpine Corp.,
Term Loan B9, 1st Lien
(LIBOR plus 2.00%)
3.67% 04/05/26
2
246,193 232,550
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.62% 02/10/28
2
396,000 357,060
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.75%)
3.27% - 3.42% 12/31/25
2
491,692 472,024
1,312,447
Entertainment — 0.44%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.00% 02/28/25
2
122,619 78,196
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 7.00%)
7.00% 05/23/24
2
782,956 878,418
956,614
Finance — 0.24%
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.17% 09/30/26
2
270,875 254,623
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
5.28% 04/09/27
2
10,922 10,257

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Schweitzer-Mauduit International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.44% 04/20/28
2
$ 272,250 $ 258,637
523,517
Gaming — 0.01%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.53% 01/26/29
2
10,923 10,103
Scientific Games International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
2.00% 04/13/29
2
10,950 10,428
20,531
Health Care — 0.77%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
3.92% 11/08/27
2
45,309 43,681
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.35% 01/15/25
2
275,000 263,313
Buckeye Partners LP,
Term Loan B1, 1st Lien
(LIBOR plus 2.25%)
3.92% 11/01/26
2
246,250 236,208
Certara Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 08/15/26
2
272,250 266,124
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.63% 12/30/26
2
270,844 260,840
Horizon Therapeutics USA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.38% 03/15/28
2
271,563 262,992
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 03/31/27
2
98,252 91,497
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 02/01/28
2
266,643 251,121
PetVet Care Centers LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
5.17% 02/14/25
2
10,922 10,330
1,686,106
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials — 0.49%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
3.00% 07/01/26
2
$ 357,442 $ 346,173
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.67% 08/02/27
2
326,375 301,422
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 06/30/28
2
10,922 10,363
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.50% 04/15/28
2
168,300 139,782
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.71% - 5.26% 11/03/25
2
197,508 183,484
TransDigm, Inc.,
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/09/25
2
4,563 4,339
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
98,930 87,306
1,072,869
Information Technology — 1.25%
AppLovin Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.78% 08/15/25
2
270,791 259,734
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
5.01% 02/15/29
2,7
854,761 789,590
Central Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 0.00%)
0.00% 07/06/29
2
10,950 10,381
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.92% 12/16/25
2
74,063 69,557
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 08/14/25
2
270,791 249,721
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.63% 10/01/27
2
246,867 234,139

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Nouryon USA LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.25% 10/01/25
2
$ 309,150 $ 293,208
Precision Medicine Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.63% 11/18/27
2,8
348,481 323,216
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
2.75% 09/23/26
2
15,261 14,285
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 04/24/28
2
272,938 253,035
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.61% 03/04/28
2
271,563 250,788
2,747,654
Insurance — 0.10%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
4.86% 02/15/27
2
248,728 229,078
Real Estate Investment Trust (REIT) — 0.20%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.35% 07/17/28
2,9
249,623 221,228
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.94% 02/17/28
2
246,875 223,037
444,265
Retail — 0.44%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.61% 02/19/28
2
172,376 163,375
Sinclair Television Group, Inc.,
Term Loan B2B, 1st Lien
(LIBOR plus 2.50%)
4.17% 09/30/26
2
393,924 360,440
U.S. Anesthesia Partners, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.31% 10/02/28
2
471,438 441,030
964,845
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services — 0.10%
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 12/15/28
2
$ 10,923 $ 10,223
Trans Union LLC,
Term Loan B6, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/01/28
2
198,709 189,933
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 11/02/27
2
10,922 10,421
210,577
Transportation — 0.11%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.92% 09/01/27
2
275,000 251,625
Total Bank Loans
(Cost $12,288,272) 11,676,658
CORPORATES — 33.69%*
Banking — 5.36%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
1,3,4
270,000 230,508
Bank of America Corp.
2.30% 07/21/32
4
485,000 392,149
2.57% 10/20/32
4
130,000 107,351
2.69% 04/22/32
4
55,000 46,237
3.00% 12/20/23
4
170,000 169,485
3.42% 12/20/28
4
310,000 288,866
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
245,000 195,592
2.02% 02/13/26
4
375,000 351,137
2.09% 06/14/29
4
310,000 265,885
3.82% 01/20/28
4
125,000 120,094
Bank of America Corp.,
Series N
1.66% 03/11/27
4
500,000 449,017
Bank of America Corp.,
Series RR
4.38%
4,10
100,000 83,064
Comerica, Inc.
5.63%
4,10
15,000 14,887
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
325,000 279,880
2.19% 06/05/26
1,3,4
275,000 249,656
2.59% 09/11/25
1,3,4
215,000 203,615
3.09% 05/14/32
1,3,4
260,000 208,367
Discover Bank
2.45% 09/12/24 230,000 221,122

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
$ 220,000 $ 205,730
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
510,000 448,760
2.01% 09/22/28
3,4
200,000 171,255
2.63% 11/07/25
3,4
150,000 143,101
2.87% 11/22/32
3,4
500,000 410,145
4.29% 09/12/26
3,4
130,000 127,284
4.76% 06/09/28
3,4
255,000 248,133
JPMorgan Chase & Co.
0.97% 06/23/25
4
280,000 262,054
1.58% 04/22/27
4
580,000 517,861
2.01% 03/13/26
4
25,000 23,412
2.08% 04/22/26
4
165,000 154,645
2.58% 04/22/32
4
640,000 539,327
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
205,000 182,524
2.91% 11/07/23
3,4
185,000 184,500
3.75% 03/18/28
3,4
390,000 371,129
3.87% 07/09/25
3,4
30,000 29,656
Macquarie Group Ltd.
(Australia)
2.87% 01/14/33
1,3,4
375,000 306,279
3.19% 11/28/23
1,3,4
135,000 134,719
4.44% 06/21/33
1,3,4
135,000 125,322
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
500,000 495,169
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
325,000 303,811
1.67% 06/14/27
3,4
325,000 284,280
3.37% 01/05/24
3,4
35,000 34,836
4.80% 11/15/24
3,4
245,000 245,137
U.S. Bancorp
3.70%
4,10
105,000 81,056
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
745,000 667,764
3.35% 03/02/33
4
770,000 684,858
3.53% 03/24/28
4
525,000 498,326
11,757,985
Communications — 4.02%
AT&T, Inc.
2.55% 12/01/33 897,000 731,450
4.75% 05/15/46 125,000 115,974
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.25% 01/15/34
1
195,000 151,315
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80% 04/01/31 140,000 112,262
4.80% 03/01/50 250,000 199,315
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
5.38% 05/01/47 $ 141,000 $ 121,032
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 520,000 440,497
Cogent Communications Group, Inc.
7.00% 06/15/27
1
225,000 215,443
CommScope, Inc.
4.75% 09/01/29
1
300,000 243,225
CSC Holdings LLC
3.38% 02/15/31
1
175,000 130,143
4.13% 12/01/30
1
775,000 604,919
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
751,000 188,689
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
1
169,000 144,426
DISH Network Corp.
3.38% 08/15/26 837,000 567,486
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
285,000 242,546
Gray Escrow II, Inc.
5.38% 11/15/31
1
267,000 214,115
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
335,000 277,124
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
5.50% 08/01/23
†,3,5,6,11,12
535,000 —
8.50% 10/15/24
†,1,3,5,6
270,000 —
9.75% 07/15/25
†,1,3,5,6,11,12
360,000 —
Level 3 Financing, Inc.
3.63% 01/15/29
1
40,000 30,749
3.75% 07/15/29
1
250,000 193,750
3.88% 11/15/29
1
530,000 438,767
4.63% 09/15/27
1
10,000 8,554
Lumen Technologies, Inc.
4.50% 01/15/29
1
500,000 374,490
5.38% 06/15/29
1
675,000 536,153
National CineMedia LLC
5.88% 04/15/28
1
757,000 535,631
Netflix, Inc.
4.63% 05/15/29 100,000 98,832
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
360,938 361,268
5.15% 03/20/28
1
495,000 499,424
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
200,000 172,012
Time Warner Cable LLC
5.50% 09/01/41 80,000 69,970

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
$ 375,000 $ 302,488
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
60,000 50,280
5.25% 05/30/48
3
300,000 286,116
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
185,000 153,818
8,812,263
Consumer Discretionary — 1.68%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.90% 02/01/46 115,000 108,303
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
165,000 163,529
BAT Capital Corp.
3.56% 08/15/27 165,000 151,202
4.39% 08/15/37 150,000 119,229
5.65% 03/16/52 430,000 369,575
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
83,000 73,585
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
100,000 59,659
Constellation Brands, Inc.
4.35% 05/09/27 305,000 303,293
Everi Holdings, Inc.
5.00% 07/15/29
1
350,000 300,125
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
160,000 157,645
Magallanes, Inc.
4.28% 03/15/32
1
190,000 169,855
5.05% 03/15/42
1
480,000 408,687
5.14% 03/15/52
1
425,000 357,354
Reynolds American, Inc.
5.70% 08/15/35 100,000 93,212
5.85% 08/15/45 95,000 80,814
Spectrum Brands, Inc.
5.50% 07/15/30
1
850,000 773,500
3,689,567
Electric — 0.92%
Alliant Energy Finance LLC
1.40% 03/15/26
1
245,000 217,947
Alliant Energy Finance, LLC
3.60% 03/01/32
1
155,000 140,918
American Electric Power Co., Inc.
2.03% 03/15/24 455,000 440,294
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Comision Federal de Electricidad
(Mexico)
4.69% 05/15/29
1,3
$ 200,000 $ 179,842
Duke Energy Carolinas LLC
4.00% 09/30/42 250,000 223,913
Eversource Energy,
Series O
4.25% 04/01/29 8,000 7,837
FirstEnergy Transmission LLC
2.87% 09/15/28
1
418,000 353,959
Pennsylvania Electric Co.
4.15% 04/15/25
1
280,000 275,631
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 39,346
Tucson Electric Power Co.
3.85% 03/15/23 140,000 140,265
2,019,952
Energy — 2.94%
Ecopetrol SA
(Colombia)
6.88% 04/29/30
3
200,000 176,800
Energy Transfer LP
4.75% 01/15/26 10,000 9,980
4.90% 03/15/35 20,000 18,138
4.95% 06/15/28 100,000 98,640
Energy Transfer LP,
Series B
6.63%
4,10
733,000 542,524
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
384,344 327,530
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 430,000 364,461
Hess Corp.
5.60% 02/15/41 20,000 19,557
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
200,000 144,429
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
294,000 264,966
NGPL Pipe Co. LLC
4.88% 08/15/27
1
40,000 39,584
Occidental Petroleum Corp.
0.00% 10/10/36
13
644,000 320,129
Petroleos Mexicanos
(Mexico)
6.63% 06/15/35
3
5,000 3,435
6.75% 09/21/47
3
15,000 9,315
6.95% 01/28/60
3
5,000 3,090
7.69% 01/23/50
3
145,000 99,047
Petronas Capital Ltd.
(Malaysia)
2.48% 01/28/32
1,3
200,000 170,551
3.50% 04/21/30
1,3
200,000 189,605

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Qatar Energy
Series REGS
(Qatar)
2.25% 07/12/31
3
$ 200,000 $ 171,560
Rockies Express Pipeline LLC
4.80% 05/15/30
1
234,000 195,975
4.95% 07/15/29
1
215,000 184,322
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,11,12
535,455 457,814
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
65,000 58,747
Texas Eastern Transmission LP
2.80% 10/15/22
1
170,000 169,820
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 575,000 511,750
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
69,750 66,533
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
32,813 28,918
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
724,500 676,404
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 350,000 311,113
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
1
875,000 752,275
Williams Cos., Inc. (The)
4.30% 03/04/24 60,000 60,286
6,447,298
Entertainment — 0.24%
Cinemark USA, Inc.
5.25% 07/15/28
1
385,000 310,125
Live Nation Entertainment, Inc.
4.75% 10/15/27
1
250,000 223,125
533,250
Finance — 4.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
123,000 107,178
3.30% 01/30/32
3
410,000 327,021
3.88% 01/23/28
3
5,000 4,528
4.45% 10/01/25
3
110,000 106,718
Air Lease Corp.
2.25% 01/15/23 25,000 24,751
Air Lease Corp.
(MTN)
2.88% 01/15/26 380,000 349,425
American Express Co.
2.55% 03/04/27 190,000 177,244
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
$ 373,000 $ 304,375
Capital One Financial Corp.
1.34% 12/06/24
4
360,000 345,125
Cboe Global Markets, Inc.
3.00% 03/16/32 190,000 170,216
Charles Schwab Corp. (The)
1.95% 12/01/31 305,000 247,549
5.00%
4,10
200,000 179,786
Citigroup, Inc.
2.56% 05/01/32
4
90,000 74,193
2.57% 06/03/31
4
375,000 315,543
3.06% 01/25/33
4
480,000 408,026
3.52% 10/27/28
4
435,000 406,815
3.79% 03/17/33
4
330,000 298,402
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
95,000 88,185
Discover Financial Services
3.95% 11/06/24 105,000 103,682
Ford Motor Credit Co. LLC
4.25% 09/20/22 85,000 84,977
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
130,000 124,400
1.22% 12/06/23 455,000 439,170
1.43% 03/09/27
4
575,000 511,520
1.95% 10/21/27
4
230,000 203,738
2.38% 07/21/32
4
170,000 137,780
2.65% 10/21/32
4
520,000 429,072
3.20% 02/23/23 100,000 100,065
3.27% 09/29/25
4
165,000 160,629
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
5,000 4,450
Intercontinental Exchange, Inc.
1.85% 09/15/32 195,000 152,864
4.60% 03/15/33 110,000 109,427
JPMorgan Chase & Co.
1.05% 11/19/26
4
270,000 240,525
2.55% 11/08/32
4
200,000 166,349
2.95% 02/24/28
4
120,000 111,361
JPMorgan Chase & Co.,
Series KK
3.65%
4,10
115,000 94,473
Morgan Stanley
0.99% 12/10/26
4
145,000 128,661
1.59% 05/04/27
4
120,000 107,079
2.48% 09/16/36
4
170,000 130,753
2.95% 05/07/32
4
155,000 154,140
Morgan Stanley
(GMTN)
2.24% 07/21/32
4
20,000 16,257
Morgan Stanley
(MTN)
1.16% 10/21/25
4
495,000 459,251

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
1.93% 04/28/32
4
$ 775,000 $ 615,648
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
200,000 183,335
3.77% 03/08/24
1,3,4
380,000 379,110
4.36% 08/01/24
1,3,4
130,000 130,199
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
30,000 29,899
5.50% 02/15/24
1,3
2,000 1,985
Pipeline Funding Co. LLC
7.50% 01/15/30
1
153,703 173,691
Raymond James Financial, Inc.
4.65% 04/01/30 145,000 143,092
9,762,662
Food — 1.26%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
1
500,000 423,187
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
385,000 316,954
5.50% 01/15/30
1,3
376,000 356,421
Kraft Heinz Foods Co.
3.00% 06/01/26 185,000 174,889
4.88% 10/01/49 70,000 62,052
5.20% 07/15/45 150,000 139,139
Pilgrim's Pride Corp.
4.25% 04/15/31
1
180,000 150,344
5.88% 09/30/27
1
184,000 176,248
Post Holdings, Inc.
4.50% 09/15/31
1
525,000 431,996
4.63% 04/15/30
1
265,000 224,047
Smithfield Foods, Inc.
5.20% 04/01/29
1
5,000 4,917
TreeHouse Foods, Inc.
4.00% 09/01/28 375,000 306,045
2,766,239
Gaming — 0.63%
Caesars Entertainment, Inc.
4.63% 10/15/29
1
275,000 214,852
8.13% 07/01/27
1
475,000 459,954
Penn National Gaming, Inc.
4.13% 07/01/29
1
915,000 705,117
1,379,923
Health Care — 2.73%
AbbVie, Inc.
3.85% 06/15/24 10,000 9,998
4.50% 05/14/35 324,000 314,963
Amgen, Inc.
3.15% 02/21/40 100,000 79,437
Baxter International, Inc.
0.87% 12/01/23 260,000 249,679
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
$ 255,000 $ 252,097
4.38% 12/15/28
1
210,000 204,713
4.40% 07/15/44
1
245,000 205,630
4.88% 06/25/48
1
80,000 72,087
Becton Dickinson and Co.
3.73% 12/15/24 3,000 2,989
Centene Corp.
2.45% 07/15/28 349,000 291,529
3.00% 10/15/30 323,000 268,538
CommonSpirit Health
2.78% 10/01/30 35,000 30,188
4.35% 11/01/42 100,000 90,130
CVS Health Corp.
5.05% 03/25/48 270,000 258,723
Embecta Corp.
6.75% 02/15/30
1
525,000 474,596
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
607,000 52,354
HCA, Inc.
3.63% 03/15/32
1
550,000 464,977
4.13% 06/15/29 80,000 73,068
5.25% 06/15/49 185,000 159,711
5.38% 09/01/26 10,000 9,945
5.63% 09/01/28 275,000 271,381
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
625,000 505,811
Molina Healthcare, Inc.
3.88% 11/15/30
1
763,000 653,403
4.38% 06/15/28
1
74,000 66,395
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 295,000 225,903
Prestige Brands, Inc.
3.75% 04/01/31
1
250,000 207,707
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
450,000 386,010
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
125,000 106,806
5,988,768
Industrials — 2.08%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
1
335,000 327,725
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
975,000 706,785
Artera Services LLC
9.03% 12/04/25
1
669,000 540,853
BAE Systems Holdings, Inc.
3.85% 12/15/25
1
250,000 245,808
Berry Global, Inc.
1.50% 01/15/27

200,000 182,778
1.65% 01/15/27 40,000 35,046

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Boeing Co. (The)
1.43% 02/04/24 $ 340,000 $ 325,427
Energizer Holdings, Inc.
4.38% 03/31/29
1
475,000 367,047
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
1.74% 05/05/26
2
57,000 54,123
(LIBOR USD 3-Month plus 0.48%)
1.89% 08/15/36
2
52,000 41,301
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 17,000 19,035
OT Merger Corp.
7.88% 10/15/29
1
725,000 423,477
TransDigm, Inc.
4.63% 01/15/29 275,000 221,727
5.50% 11/15/27 375,000 319,899
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
1,3
350,000 331,569
8.50% 08/15/27
1,3
450,000 424,688
4,567,288
Information Technology — 0.62%
Broadcom, Inc.
3.42% 04/15/33
1
190,000 157,256
Fiserv, Inc.
2.65% 06/01/30 10,000 8,480
NCR Corp.
5.13% 04/15/29
1
340,000 288,816
Netflix, Inc.
5.88% 02/15/25 310,000 315,589
Oracle Corp.
2.88% 03/25/31 65,000 53,580
3.80% 11/15/37 90,000 70,447
3.95% 03/25/51 320,000 235,250
4.00% 11/15/47 40,000 29,737
TSMC Arizona Corp.
4.25% 04/22/32 210,000 207,715
1,366,870
Insurance — 1.58%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
175,000 142,142
6.00% 08/01/29
1
400,000 316,500
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
1
350,000 312,333
AmWINS Group, Inc.
4.88% 06/30/29
1
179,000 148,003
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 280,000 230,832
AssuredPartners, Inc.
5.63% 01/15/29
1
400,000 320,765
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Athene Global Funding
1.99% 08/19/28
1
$ 370,000 $ 307,013
2.72% 01/07/29
1
95,000 81,193
3.21% 03/08/27
1
130,000 118,335
Berkshire Hathaway Finance Corp.
2.50% 01/15/51 115,000 78,500
3.85% 03/15/52 85,000 72,992
Brown & Brown, Inc.
4.95% 03/17/52 160,000 140,699
Farmers Exchange Capital II
6.15% 11/01/53
1,4
150,000 157,685
Farmers Exchange Capital III
5.45% 10/15/54
1,4
85,000 87,028
Farmers Insurance Exchange
4.75% 11/01/57
1,4
135,000 122,072
HUB International Ltd.
7.00% 05/01/26
1
350,000 331,292
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 13,541
Nationwide Mutual Insurance Co.
4.12% 12/15/24
1,4
375,000 375,086
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
1
40,000 35,909
4.38% 09/15/54
1,4
65,000 63,900
3,455,820
Materials — 0.91%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
265,000 212,007
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
1,3
450,000 379,382
Freeport Indonesia PT
(Indonesia)
4.76% 04/14/27
1,3
200,000 192,400
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
1,3
450,000 375,673
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
200,000 188,023
6.53% 11/15/28
3
200,000 203,312
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
170,000 139,868
Valvoline, Inc.
4.25% 02/15/30
1
375,000 313,781
2,004,446
Real Estate Investment Trust (REIT) — 2.25%
American Assets Trust LP
3.38% 02/01/31 500,000 427,258
American Campus Communities Operating Partnership LP
2.25% 01/15/29 45,000 41,682
2.85% 02/01/30 110,000 104,884
3.30% 07/15/26 55,000 53,825

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.63% 11/15/27 $ 190,000 $ 187,624
3.75% 04/15/23 60,000 59,957
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
100,000 98,136
Ascendas Real Estate Investment Trust
(EMTN)
(Slovenia)
0.75% 06/23/28
3
100,000 84,262
Boston Properties LP
2.75% 10/01/26 10,000 9,337
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6,11,12
200,000 19,590
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
150,000 112,232
1.25% 02/01/31
3
120,000 94,642
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 170,000 149,637
5.38% 11/01/23 10,000 10,007
5.38% 04/15/26 685,000 671,639
5.75% 06/01/28 10,000 9,785
Healthcare Realty Trust, Inc.
3.63% 01/15/28 150,000 140,206
Healthcare Trust of America Holdings LP
2.00% 03/15/31 160,000 124,185
3.10% 02/15/30 115,000 98,962
Healthpeak Properties, Inc.
3.40% 02/01/25 2,000 1,969
Hudson Pacific Properties LP
3.95% 11/01/27 255,000 243,032
Invitation Homes Operating Partnership LP
2.30% 11/15/28 50,000 42,165
4.15% 04/15/32 165,000 149,958
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
1
275,000 223,190
Iron Mountain, Inc.
4.50% 02/15/31
1
200,000 164,250
5.25% 07/15/30
1
250,000 218,138
Kilroy Realty LP
2.50% 11/15/32 50,000 39,129
LXP Industrial Trust
2.70% 09/15/30 160,000 131,590
SL Green Operating Partnership LP
3.25% 10/15/22 420,000 420,144
Sunac China Holdings Ltd.
(Cayman Islands)
6.50% 01/10/25
3,5,6,11,12
210,000 31,684
VICI Properties LP
5.13% 05/15/32 255,000 240,869
5.63% 05/15/52 79,000 72,072
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
10,000 8,799
3.88% 02/15/29
1
135,000 116,372
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
4.50% 09/01/26
1
$ 65,000 $ 59,963
4.50% 01/15/28
1
5,000 4,565
4.63% 06/15/25
1
15,000 14,305
5.75% 02/01/27
1
80,000 76,521
Weyerhaeuser Co.
3.38% 03/09/33 195,000 170,281
4,926,846
Retail — 1.00%
Asbury Automotive Group, Inc.
5.00% 02/15/32
1
275,000 225,134
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
743,000 634,336
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
550,000 424,875
FirstCash, Inc.
5.63% 01/01/30
1
475,000 416,739
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
745,000 493,197
2,194,281
Services — 0.97%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
227,000 203,902
Hertz Corp. (The)
4.63% 12/01/26
1
200,000 167,698
5.00% 12/01/29
1
500,000 387,500
Rent-A-Center, Inc.
6.38% 02/15/29
1
300,000 235,500
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
340,000 320,874
Waste Pro USA, Inc.
5.50% 02/15/26
1
925,000 822,931
2,138,405
Transportation — 0.05%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 22,010 19,399
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 26,708 22,667
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 67,638 62,207
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 12,758 12,838
117,111
Total Corporates
(Cost $84,238,420) 73,928,974

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS — 2.24%
Foreign Government Obligations — 2.24%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
$ 200,000 $ 184,420
Airport Authority
(Hong Kong)
3.25% 01/12/52
1,3
200,000 163,700
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
200,000 189,100
3.88% 06/12/30
3
200,000 168,193
Chile Government International Bond
(Chile)
2.55% 01/27/32
3
400,000 340,922
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
200,000 152,924
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
350,000 270,865
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
200,000 146,485
Guatemala Government Bond
Series REGS
(Guam)
4.90% 06/01/30
3
200,000 183,381
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
200,000 155,020
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
212,000 175,001
3.75% 01/11/28
3
200,000 191,945
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
250,000 241,134
Panama Government International Bond
(Panama)
3.16% 01/23/30
3
200,000 178,730
3.88% 03/17/28
3
200,000 191,404
Paraguay Government International Bond
(Paraguay)
4.95% 04/28/31
1,3
200,000 185,347
Peruvian Government International Bond
(Peru)
2.84% 06/20/30
3
450,000 393,476
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
200,000 160,983
Qatar Government International Bond,
Series REGS
(Qatar)
4.50% 04/23/28
3
200,000 207,720
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Republic of South Africa Government International Bond
(South Africa)
5.88% 04/20/32
3
$ 200,000 $ 171,420
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
100,000 77,420
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/26/26
3
400,000 392,000
Turkey Government International Bond
(Turkey)
3.25% 03/23/23
3
200,000 193,953
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
200,000 202,731
Total Foreign Government Obligations
(Cost $5,694,400) 4,918,274
MORTGAGE-BACKED — 51.18%**
Non-Agency Commercial Mortgage-Backed — 9.81%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XA (IO)
0.90% 09/15/48
4
6,199,254 122,381
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
500,000 15,059
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2017-C1, Class XA (IO)
1.60% 02/15/50
4
131,308 6,671
BB-UBS Trust,
Series 2012-SHOW, Class XA (IO)
0.73% 11/05/36
1,4
3,109,000 41,254
BB-UBS Trust,
Series 2012-SHOW, Class XB (IO)
0.28% 11/05/36
1,4
1,395,000 5,703
Benchmark Mortgage Trust,
Series 2020-B18, Class AGNF
4.14% 07/15/53
1
529,000 451,954
BX Trust,
Series 2019-OC11, Class E
4.08% 12/09/41
1,4
670,000 541,819
BX Trust,
Series 2021-LGCY, Class J
(LIBOR USD 1-Month plus 3.19%)
4.52% 10/15/23
1,2
400,000 362,320
BX Trust,
Series 2021-MFM1, Class G
(LIBOR USD 1-Month plus 3.90%)
5.22% 01/15/34
1,2
500,000 476,487
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.50% 08/10/49
4
9,198,240 385,909

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Century Plaza Towers,
Series 2019-CPT, Class F
3.10% 11/13/39
1,4
$ 450,000 $ 353,104
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.98% 09/10/46
4
3,948,651 27,067
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class XA (IO)
1.28% 03/10/47
4
955,731 13,106
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.10% 10/10/47
4
9,612,280 166,488
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.47% 02/10/48
4
1,637,403 43,538
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class XA (IO)
1.37% 02/10/49
4
5,591,674 189,397
Citigroup Commercial Mortgage Trust,
Series 2017-B1, Class XF (IO)
0.97% 08/15/50
1,4
11,628,000 396,312
Commercial Mortgage Lease-Backed Certificates-1,
Series 2001-CMLB, Class X (IO)
0.88% 06/20/31
1,4
3,251,265 31,332
Commercial Mortgage Trust,
Series 2012-CR2, Class XA (IO)
1.54% 08/15/45
4
48,435 19
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.98% 10/15/45
4
448,061 102
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.82% 10/15/45
4
672,626 392
Commercial Mortgage Trust,
Series 2012-LC4, Class XB (IO)
0.49% 12/10/44
1,4
1,591,099 18
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.30% 03/10/46
4
4,933,677 24,538
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.04% 07/10/45
4
13,332,249 2,352
Commercial Mortgage Trust,
Series 2014-CR14, Class XA (IO)
0.68% 02/10/47
4
3,366,940 22,880
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
1.09% 08/10/47
4
924,629 14,355
Commercial Mortgage Trust,
Series 2014-CR19, Class XC (IO)
0.84% 08/10/47
1,4
1,200,000 16,774
Commercial Mortgage Trust,
Series 2014-LC15, Class XA (IO)
1.22% 04/10/47
4
3,374,615 45,381
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.22% 06/10/47
4
$ 3,141,730 $ 47,593
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.00% 09/10/47
4,5,6
30,626,594 439,086
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
1.00% 12/10/47
4
12,205,480 204,117
Commercial Mortgage Trust,
Series 2015-CR22, Class XA (IO)
0.96% 03/10/48
4
10,166,359 178,734
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
0.97% 08/10/48
4
8,256,062 174,240
Commercial Mortgage Trust,
Series 2015-LC21, Class XE (IO)
1.23% 07/10/48
1,4
10,015,000 281,219
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.78% 02/10/49
4
14,512,221 266,884
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA (IO)
0.86% 06/15/57
4
16,779,761 269,762
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.72% 06/15/52
4
565,668 46,616
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.86% 12/15/49
4
11,916,298 284,365
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
4.35% 12/15/22
1,2
424,048 422,330
DBJPM 16-C1 Mortgage Trust,
Series 2016-C1, Class XA (IO)
1.53% 05/10/49
4
8,869,142 352,077
DBUBS Mortgage Trust,
Series 2011-LC1A, Class XB (IO)
0.91% 11/10/46
1,4
24,986 16
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.65% 10/10/34
1,4
380,000 343,474
European Loan Conduit No. 36 DAC,
Series 36A, Class E
(Ireland)
(-1.00 X 3 month Euribor plus 3.35%, 8.35% Cap)
3.35% 02/17/30
1,2,3
696,577 714,130
Extended Stay America Trust,
Series 2021-ESH, Class F
(LIBOR USD 1-Month plus 3.70%)
5.03% 07/15/38
1,2
596,330 574,773
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XA (IO)
1.61% 02/10/46
4
16,406,562 75,098

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.58% 08/10/43
1,4
$ 5,367,057 $ 24,039
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
1,4
168,336 2
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.09% 08/10/44
1,4
720,511 7
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
2.04% 11/10/45
4
503,761 1,151
GS Mortgage Securities Trust,
Series 2014-GC18, Class XA (IO)
1.20% 01/10/47
4
26,421,902 320,035
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.88% 07/10/48
4
34,296,064 627,398
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA (IO)
1.37% 10/10/48
4
5,505,487 175,093
GS Mortgage Securities Trust,
Series 2015-GS1, Class XA (IO)
0.91% 11/10/48
4
9,338,542 207,119
GS Mortgage Securities Trust,
Series 2016-GS2, Class XA (IO)
1.90% 05/10/49
4
255,495 13,387
GS Mortgage Securities Trust,
Series 2016-GS4, Class XA (IO)
0.69% 11/10/49
4
15,011,226 299,075
GSCG Trust,
Series 2019-600C, Class G
4.12% 09/06/34
1,4
285,000 252,162
Hilton USA Trust,
Series 2016-SFP, Class E
5.52% 11/05/35
1
400,000 386,115
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA (IO)
0.80% 04/15/47
4
12,349,072 94,344
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XA (IO)
0.58% 07/15/48
4
19,557,913 231,265
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XNR (IO)
0.25% 07/15/48
1,4
44,664,247 236,401
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class XA (IO)
0.96% 08/15/48
4
6,846,971 144,852
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class XA (IO)
1.00% 03/15/50
4
4,471,308 124,894
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class XA (IO)
1.70% 06/15/49
4
274,024 10,889
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class XA (IO)
1.91% 10/15/45
4
$ 164,046 $ 6
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XB (IO)
0.33% 06/15/45
1,4
70,570,949 249,144
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.53% 12/15/47
4
1,395,296 3,814
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class XA (IO)
1.06% 12/15/47
4
1,160,027 3,628
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.36% 04/15/46
4
2,572,519 15,347
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-COR4, Class A3
3.76% 03/10/52 500,000 487,091
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-ACE, Class XA (IO)
0.47% 01/10/37
1,4
2,000,000 17,085
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-LOOP, Class XB (IO)
0.38% 12/05/38
1,4
2,010,000 20,934
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XAFX (IO)
2.03% 01/16/37
1,4
450,000 16,556
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XBFX (IO)
0.68% 01/16/37
1,4
1,450,000 16,942
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class F
(Ireland)
(-1.00 X 3 month Euribor plus 3.65%)
3.65% 08/17/33
1,2,3
497,769 478,317
Med Trust,
Series 2021-MDLN, Class G
(LIBOR USD 1-Month plus 5.25%)
6.58% 11/15/38
1,2
420,000 381,463
MFT Trust,
Series 2020-ABC, Class D
3.59% 02/10/42
1,4
450,000 360,473
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class X (IO)
0.66% 03/12/51
1,4
13,810,469 59,084
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XC (IO)
0.13% 08/15/45
1,4
34,760,243 3,500
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-CKSV, Class XA (IO)
1.15% 10/15/30
1,4
1,092,095 29
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XC (IO)
1.21% 10/15/46
1,4
19,087,479 265,995

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
15 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class XA (IO)
1.10% 11/15/46
4
$ 2,426,654 $ 20,617
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18, Class XA (IO)
0.79% 10/15/47
4
94,238 908
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.99% 03/15/48
4
3,338,061 58,890
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.15% 04/15/48
4
1,100,827 21,977
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.85% 05/15/48
4
7,241,140 128,149
Morgan Stanley Capital I Trust,
Series 2011-C2, Class XB (IO)
0.48% 06/15/44
1,4
11,402,729 45,245
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class F
(LIBOR USD 1-Month plus 2.60%)
3.92% 11/15/34
1,2
206,000 203,818
MRCD Mortgage Trust,
Series 2019-PRKC, Class A
4.25% 12/15/36
1,4
500,000 422,907
MSCG Trust,
Series 2018-SELF, Class F
(LIBOR USD 1-Month plus 3.05%)
4.37% 10/15/37
1,2
800,000 760,227
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46% 01/15/43
1,4
100,000 86,072
Natixis Commercial Mortgage Securities Trust,
Series 2019-FAME, Class D
4.54% 08/15/36
1,4
665,000 598,366
Natixis Commercial Mortgage Securities Trust,
Series 2019-FAME, Class E
4.54% 08/15/36
1,4
395,000 336,159
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2A
3.66% 01/05/43
1,4
400,000 330,712
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
460,000 374,234
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.53% 01/05/43
1,4
925,000 644,697
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
4.63% 01/15/39
1,2
570,000 533,885
Taurus UK DAC,
Series 2021-UK1A, Class D
(Ireland)
(SONIA plus 2.60%)
3.21% 05/17/31
1,2,3
471,537 542,956
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
UBS Commercial Mortgage Trust,
Series 2017-C4, Class XA (IO)
1.16% 10/15/50
4
$ 9,280,563 $ 367,965
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class XA (IO)
1.69% 12/10/45
1,4
366,595 634
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class XA (IO)
1.77% 10/15/45
1,4
232,592 8
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.25% 08/15/50
4
16,656,407 257,820
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.18% 12/15/47
4
1,523,705 28,464
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class XA (IO)
0.99% 02/15/48
4
17,847,574 322,739
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA (IO)
1.12% 11/15/48
4
17,816,960 464,374
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class XF (IO)
1.88% 04/15/50
1,4
415,000 15,039
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS3, Class XA (IO)
1.03% 09/15/57
4
9,498,430 223,802
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XA (IO)
2.26% 06/15/49
4
6,413,209 336,418
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.61% 12/15/45
1,4
1,002,576 937
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XB (IO)
0.55% 12/15/45
1,4
56,000,000 53,374
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XB (IO)
0.07% 06/15/45
1,4
17,050,873 120
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.49% 08/15/45
1,4
76,134 3
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class XA (IO)
1.07% 05/15/47
4
10,281,542 128,013
WF-RBS Commercial Mortgage Trust,
Series 2014-C22, Class XA (IO)
0.94% 09/15/57
4
1,906,433 25,177
WF-RBS Commercial Mortgage Trust,
Series 2014-C24, Class XA (IO)
0.99% 11/15/47
4
6,149,754 96,135
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.41% 03/15/47
4
9,975,035 145,988
21,535,691

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 23.60%
Alternative Loan Trust,
Series 2005-46CB, Class A3
5.50% 10/25/35 $ 288,861 $ 227,453
Alternative Loan Trust,
Series 2005-46CB, Class A4
5.25% 10/25/35 218,274 169,111
Alternative Loan Trust,
Series 2005-46CB, Class A7
5.50% 10/25/35 615,736 484,839
Alternative Loan Trust,
Series 2005-55CB, Class 1A1
5.50% 11/25/35 205,329 155,841
Alternative Loan Trust,
Series 2005-64CB, Class 2A1
6.00% 11/25/35 3,080,453 730,108
Alternative Loan Trust,
Series 2005-65CB, Class 2A4
5.50% 12/25/35 349,370 281,522
Alternative Loan Trust,
Series 2005-67CB, Class A1
5.50% 01/25/36 73,366 61,776
Alternative Loan Trust,
Series 2005-74T1, Class A5
6.00% 01/25/36 509,213 353,609
Alternative Loan Trust,
Series 2005-7CB, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.05%, 5.05% Cap)
3.43% 03/01/38
2,5,6
1,551,911 94,023
Alternative Loan Trust,
Series 2005-86CB, Class A1
5.50% 02/25/36 587,137 424,374
Alternative Loan Trust,
Series 2005-86CB, Class A8
5.50% 02/25/36 268,406 194,000
Alternative Loan Trust,
Series 2006-19CB, Class A15
6.00% 08/25/36 128,374 87,070
Alternative Loan Trust,
Series 2006-19CB, Class A17
(LIBOR USD 1-Month plus 0.40%)
2.02% 08/25/36
2
4,254,505 2,199,895
Alternative Loan Trust,
Series 2006-19CB, Class A18 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.60%, 5.60% Cap)
3.98% 08/25/36
2,5,6
4,107,643 566,161
Alternative Loan Trust,
Series 2006-32CB, Class A18
6.00% 11/25/36 146,980 102,575
Alternative Loan Trust,
Series 2006-34, Class A5
6.25% 11/25/46 1,290,136 787,726
Alternative Loan Trust,
Series 2006-J1, Class 1A11
5.50% 02/25/36 219,743 171,911
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2007-13, Class A1
6.00% 06/25/47 $ 292,281 $ 179,746
Alternative Loan Trust,
Series 2007-15CB, Class A6
5.75% 07/25/37 585,865 408,525
Alternative Loan Trust,
Series 2007-16CB, Class 1A7
6.00% 08/25/37 7,891 6,763
Alternative Loan Trust,
Series 2007-18CB, Class 2A25
6.00% 08/25/37 343,467 231,333
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 246,000 117,772
Alternative Loan Trust,
Series 2007-5CB, Class 1A3
6.00% 04/25/37 186,578 120,443
Alternative Loan Trust,
Series 2007-5CB, Class 1A4
6.00% 04/25/37 550,466 355,349
American Home Mortgage Assets Trust,
Series 2006-6, Class XP (IO) (PO)
1.48% 12/25/46
4,5,6
23,259,047 509,634
American Home Mortgage Assets Trust,
Series 2007-5, Class XP (IO) (PO)
1.78% 06/25/47
4,5,6
996,975 42,335
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
1.90% 03/25/46
2
13,722 12,532
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50% 03/25/36 6,443 5,779
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
1.77% 05/26/36
1,2
8,343 8,358
Banc of America Funding Trust,
Series 2015-R4, Class 5A1
(LIBOR USD 1-Month plus 0.15%)
1.16% 10/25/36
1,2
9,572 9,535
Bear Stearns ALT-A Trust,
Series 2005-7, Class 22A1
3.07% 09/25/35
4
150,617 100,022
Bear Stearns ARM Trust,
Series 2004-3, Class 2A
3.28% 07/25/34
4
7,298 6,994
Bear Stearns ARM Trust,
Series 2005-10, Class A3
2.88% 10/25/35
4
153,160 144,721
Bombardier Capital Mortgage Securitization Corp.,
Series 1999-B, Class A2
6.98% 12/15/29
4
997,492 164,362

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
17 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A3
7.83% 06/15/30
4
$ 1,658,345 $ 271,412
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A4
8.29% 06/15/30
4
142,144 25,360
ChaseFlex Trust,
Series 2007-1, Class 1A1
6.50% 02/25/37 348,764 147,526
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
1,4
681,000 485,966
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(LIBOR USD 1-Month plus 1.75%)
3.37% 10/25/37
1,2
600,000 499,718
Citigroup Mortgage Loan Trust,
Series 2006-WF1, Class A2C (STEP-reset date 08/25/22)
4.71% 03/25/36 31,794 16,800
Citigroup Mortgage Loan Trust,
Series 2009-10, Class 2A2
7.00% 12/25/35
1,4
546,689 441,282
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50% 04/25/36 306,032 277,968
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A1
6.00% 01/25/37 120,250 108,951
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A5
6.00% 01/25/37 229,536 207,968
CitiMortgage Alternative Loan Trust,
Series 2007-A2, Class 1A13
5.75% 02/25/37 257,087 233,645
CitiMortgage Alternative Loan Trust,
Series 2007-A3, Class 1A7
5.75% 03/25/37 224,025 204,027
CitiMortgage Alternative Loan Trust,
Series 2007-A5, Class 1A1
6.00% 05/25/37 993,772 916,410
Conseco Finance Corp.,
Series 1996-6, Class M1
7.95% 09/15/27
4
448,247 451,097
Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5
8.06% 09/01/29
4
3,422,743 876,434
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A5
7.97% 05/01/32 1,992,158 470,478
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-14, Class A3
6.25% 09/25/37 23,518 14,909
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-20, Class A1
6.50% 01/25/38 212,262 118,697
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-7, Class A9
5.50% 06/25/37 $ 630,995 $ 350,921
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A4
(LIBOR USD 1-Month plus 0.32%)
1.94% 10/25/36
2
38,926 27,437
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-MH1, Class B1 (STEP-reset date 08/25/22)
6.25% 10/25/36
1
57,953 59,770
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF3 (STEP-reset date 08/25/22)
3.14% 01/25/37 1,029,152 353,552
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF6 (STEP-reset date 08/25/22)
3.14% 01/25/37 1,816,886 624,568
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 08/25/22)
3.57% 02/25/37 1,005,654 685,545
CSMC Mortgage-Backed Trust,
Series 2006-6, Class 1A8
6.00% 07/25/36 391,636 235,299
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 10A6
6.50% 08/25/36 1,169,874 765,543
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 8A11
6.50% 08/25/36 429,212 232,631
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
4
173,455 107,075
CSMC Trust,
Series 2020-RPL5, Class A1
3.02% 08/25/60
1,4
226,861 225,963
CSMC,
Series 2014-8R, Class 3A2
3.99% 02/27/36
1,4
1,011,591 880,434
Deutsche ALT-B Securities, Inc., Mortgage Loan Trust,
Series 2006-AB2, Class A2
4.91% 06/25/36
4
190,657 172,397
Deutsche Mortgage & Asset Receiving Corp.,
Series 2014-RS1, Class 1A2
6.50% 07/27/37
1,4
379,605 325,024
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(LIBOR USD 1-Month plus 5.25%)
6.87% 06/25/39
1,2
796,891 808,153
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(LIBOR USD 1-Month plus 3.75%)
5.37% 09/25/39
1,2
1,100,000 1,040,449
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
1.94% 10/25/36

401,594 291,018

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
1.84% 03/25/37
2
$ 736,260 $ 393,314
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA6, Class 2A3
6.25% 11/25/36 739,897 299,771
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA1, Class A4
6.25% 03/25/37 621,797 322,549
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA2, Class 1A4
5.75% 04/25/37 725,509 321,577
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
2.98% 12/25/33
1,2
815,000 728,805
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(LIBOR USD 1-Month plus 0.66%)
2.28% 01/25/36
2
23,160 22,491
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
2.10% 08/25/45
2
4,908 4,376
GSAA Home Equity Trust,
Series 2007-5, Class 1F3B
6.00% 05/25/37
4
4,300,000 415,665
GSAA Home Equity Trust,
Series 2007-5, Class 1F5B (STEP-reset date 08/25/22)
6.44% 05/25/37 1,987,261 163,634
GSAA Home Equity Trust,
Series 2007-5, Class 2A2A
(LIBOR USD 1-Month plus 0.46%)
2.08% 04/25/47
2
862,061 477,602
GSAA Trust,
Series 2007-3, Class 2A1B
(LIBOR USD 1-Month plus 0.20%)
1.82% 03/25/47
2
166,316 15,536
GSMSC Resecuritization Trust,
Series 2015-5R, Class 1C
(LIBOR USD 1-Month plus 0.14%)
1.15% 04/26/37
1,2
282,492 280,944
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
2.94% 09/25/35
4
4,335 4,221
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
2.29% 06/20/35
2
16,392 15,549
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2X (IO)
1.19% 06/20/35
1,4,5,6
1,202,077 34
HarborView Mortgage Loan Trust,
Series 2006-5, Class X2 (IO)
1.76% 07/19/46
4,5,6
2,762,022 40,324
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A5 (STEP-reset date 08/25/22)
4.66% 12/25/36 $ 259,873 $ 94,275
IndyMac Index Mortgage Loan Trust,
Series 2006-AR3, Class 2A1A
2.92% 03/25/36
4
86,738 64,355
IndyMac Index Mortgage Loan Trust,
Series 2007-F2, Class 1A4
6.00% 07/25/37 728,469 600,906
JPMorgan Alternative Loan Trust,
Series 2006-S1, Class 3A4
6.18% 03/25/36
4
903,975 794,855
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH2, Class AF3 (STEP-reset date 08/25/22)
5.46% 09/25/29 519,012 352,332
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF4 (STEP-reset date 08/25/22)
6.08% 08/25/36 568,970 387,132
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF5 (STEP-reset date 08/25/22)
6.34% 08/25/36 286,836 215,292
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A5 (STEP-reset date 08/25/22)
6.91% 07/25/36 1,763,677 625,456
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6 (STEP-reset date 08/25/22)
4.63% 11/25/36 5,755 5,742
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF2 (STEP-reset date 08/25/22)
4.44% 01/25/37 427,759 230,657
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF3 (STEP-reset date 08/25/22)
4.44% 10/25/30 656,723 432,679
JPMorgan Mortgage Trust,
Series 2007-S1, Class 2A11
6.00% 03/25/37 363,666 184,501
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class M1
6.63% 04/15/40
4
901,431 915,230
Lehman Mortgage Trust,
Series 2006-1, Class 1A5
5.50% 02/25/36 140,618 85,508
Lehman Mortgage Trust,
Series 2006-7, Class 2A5 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
4.93% 11/25/36
2,5,6
185,549 31,242
Lehman Mortgage Trust,
Series 2007-5, Class 10A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
4.72% 06/25/37
2,5,6
8,823,892 872,139
Lehman Mortgage Trust,
Series 2007-5, Class 7A3
7.50% 10/25/36 537,295 280,880
Lehman XS Trust,
Series 2005-1, Class 3A4 (STEP-reset date 08/25/22)
5.37% 07/25/35 52,900 52,900

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
19 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
2.12% 08/25/46
2
$ 225,074 $ 208,088
Lehman XS Trust,
Series 2006-17, Class 1AIO (IO)
0.60% 08/25/46
5,6
8,732,634 162,375
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A3
(LIBOR USD 1-Month plus 0.40%)
2.02% 03/25/35
2
14,707 14,790
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A4 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.10%, 5.10% Cap)
3.48% 03/25/35
2,5,6
295,683 8,055
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.22%)
1.84% 08/25/36
2
748,383 320,264
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A1, Class A3
(LIBOR USD 1-Month plus 0.32%)
1.94% 01/25/37
2
679,612 245,169
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A3
(LIBOR USD 1-Month plus 0.52%)
2.14% 04/25/37
2
1,961,965 273,113
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2B
(LIBOR USD 1-Month plus 0.13%)
1.75% 06/25/37
2
542,027 344,240
Merrill Lynch Mortgage Investors Trust,
Series 2004-B, Class A1
(LIBOR USD 1-Month plus 0.50%)
2.12% 05/25/29
2
9,953 9,538
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE6, Class A2B
(LIBOR USD 1-Month plus 0.30%)
1.92% 11/25/37
2
835,491 288,060
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(LIBOR USD 1-Month plus 0.37%)
1.99% 05/25/37
2
3,662,836 1,145,146
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 5,880 5,795
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
40,574 40,474
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 2,703 2,664
Morgan Stanley Mortgage Loan Trust,
Series 2007-13, Class 6A1
6.00% 10/25/37 174,830 115,269
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
1.87% 06/25/37
2
$ 22,320 $ 21,665
Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2
7.48% 08/15/27 410,136 363,467
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A2
5.01% 03/15/20
4
5,462 5,416
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCH1, Class M4
(LIBOR USD 1-Month plus 1.25%)
2.87% 01/25/36
2
9,241 9,241
PRET LLC,
Series 2021-RN2, Class A1 (STEP-reset date 07/25/22)
1.74% 07/25/51
1
564,790 529,909
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 07/25/22)
2.49% 11/25/26
1
427,705 403,574
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 07/25/22)
1.87% 04/25/26
1
1,063,758 1,007,747
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 07/25/22)
2.36% 10/25/26
1
277,651 261,939
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/22)
5.56% 06/25/27
†,1
1,200,000 1,180,383
PRPM, LLC,
Series 2021-1, Class A1
2.12% 01/25/26
1,4
573,424 547,261
Residential Accredit Loans Trust,
Series 2005-QS14, Class 3A3
6.00% 09/25/35 145,220 129,544
Residential Accredit Loans Trust,
Series 2005-QS16, Class A7
5.50% 11/25/35 481,432 429,628
Residential Accredit Loans Trust,
Series 2006-QS15, Class A3
6.50% 10/25/36 949,903 842,175
Residential Accredit Loans Trust,
Series 2006-QS4, Class A2
6.00% 04/25/36 317,106 281,578
Residential Accredit Loans Trust,
Series 2006-QS4, Class A4
6.00% 04/25/36 392,825 351,431
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A15
6.00% 06/25/36 163,420 146,168
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A2
6.00% 06/25/36 641,973 574,200

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QH9, Class X (IO) (PO)
0.69% 11/25/37
4,5,6
$ 11,742,254 $ 343,682
Residential Accredit Loans Trust,
Series 2007-QO2, Class A1
(LIBOR USD 1-Month plus 0.15%)
1.77% 02/25/47
2
528,869 221,833
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A4
6.00% 01/25/37 522,238 450,106
Residential Accredit Loans Trust,
Series 2007-QS3, Class A1
6.50% 02/25/37 493,593 422,963
Residential Accredit Loans Trust,
Series 2007-QS7, Class 1A1
6.00% 05/25/37 53,314 47,079
Residential Asset Mortgage Products Trust,
Series 2006-EFC2, Class A4
(LIBOR USD 1-Month plus 0.22%)
1.84% 12/25/36
2
47,173 46,926
Residential Asset Securitization Trust,
Series 2003-A15, Class 1A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
5.93% 02/25/34
2,5,6
475,129 36,839
Residential Asset Securitization Trust,
Series 2005-A14, Class A5
5.50% 12/25/35 84,000 51,463
Residential Asset Securitization Trust,
Series 2005-A8CB, Class A9
5.38% 07/25/35 257,083 173,567
Residential Asset Securitization Trust,
Series 2006-A12, Class A1
6.25% 11/25/36 501,376 228,390
Residential Asset Securitization Trust,
Series 2006-A15, Class A2
6.25% 01/25/37 512,576 223,499
Residential Asset Securitization Trust,
Series 2006-A16, Class 1A3
6.00% 02/25/37 334,582 177,358
Residential Asset Securitization Trust,
Series 2006-A5CB, Class A4
6.00% 06/25/36 207,648 105,294
Residential Asset Securitization Trust,
Series 2007-A1, Class A1
6.00% 03/25/37 326,605 133,933
Residential Asset Securitization Trust,
Series 2007-A3, Class 1A4
5.75% 04/25/37 483,233 281,842
Residential Asset Securitization Trust,
Series 2007-A6, Class 1A3
6.00% 06/25/37 144,789 97,678
Residential Funding Mortgage Securities Trust,
Series 2006-S10, Class 1A1
6.00% 10/25/36 763,257 667,360
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust,
Series 2006-S3, Class A7
5.50% 03/25/36 $ 531,512 $ 454,395
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A10
6.00% 07/25/36 261,013 225,314
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A14
6.00% 07/25/36 83,693 72,992
Residential Funding Mortgage Securities Trust,
Series 2007-S8, Class 1A1
6.00% 09/25/37 159,449 123,700
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 08/25/22)
2.90% 01/25/36 266,012 219,451
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
1.77% 12/25/36
2
941,491 612,967
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
1.87% 07/25/37
2
301,014 247,758
Soundview Home Loan Trust,
Series 2007-OPT4, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
2.62% 09/25/37
2
417,548 321,521
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.54% 02/25/34
4
1,426 1,370
Structured Asset Mortgage Investments II Trust,
Series 2006-AR2, Class A1
(LIBOR USD 1-Month plus 0.46%)
2.08% 02/25/36
2
19,842 17,374
VOLT XCII LLC,
Series 2021-NPL1, Class A1 (STEP-reset date 07/25/22)
1.89% 02/27/51
1
1,353,950 1,291,179
VOLT XCVI LLC,
Series 2021-NPL5, Class A2 (STEP-reset date 07/25/22)
4.83% 03/27/51
1
930,000 884,168
WaMu Mortgage Pass-Through Certificates,
Series 2006-2, Class 1A6
6.00% 03/25/36 26,184 25,055
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class X3 (IO)
1.15% 05/25/46
5,6
7,389,824 302,607
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 1A1
6.00% 06/25/37 210,524 181,605
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 389,679 350,676
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A3
2.61% 10/25/36
4
40,254 37,372

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
21 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 2A1
2.87% 04/25/36
4
$ 8,007 $ 7,274
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7, Class A1
6.00% 06/25/37 251,146 224,893
51,782,946
U.S. Agency Commercial Mortgage-Backed — 1.76%
Fannie Mae Pool 462209
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.18%)
2.95% 04/01/36
2
53,008 53,237
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.96% 07/25/39
4
441,696 11,635
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.13% 04/25/36
4
135,396 1,264
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.69% 01/25/39
4
586,167 12,905
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K022, Class X3 (IO)
1.85% 08/25/40
4
900,000 2,422
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K028, Class X3 (IO)
1.72% 06/25/41
4
12,639,000 158,105
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X3 (IO)
1.72% 07/25/41
4
1,170,000 14,520
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class X3 (IO)
2.28% 01/25/42
4
390,000 12,635
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X1 (IO)
0.64% 12/25/24
4
23,378,517 269,500
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X3 (IO)
1.55% 01/25/43
4
4,900,000 174,921
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K045, Class X1 (IO)
0.54% 01/25/25
4
27,622,917 276,798
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X1 (IO)
0.70% 07/25/25
4
12,616,683 187,625
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.60% 10/25/43
4
$ 2,925,000 $ 126,492
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K050, Class X1 (IO)
0.44% 08/25/25
4
21,898,859 190,299
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X3 (IO)
2.18% 06/25/44
4
6,243,936 447,594
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K062, Class X3 (IO)
2.15% 01/25/45
4
3,000,000 249,200
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.25% 05/25/46
4
4,850,000 284,000
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K735, Class X3 (IO)
2.23% 05/25/47
4
3,160,000 225,236
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K736, Class X3 (IO)
2.08% 09/25/47
4
2,495,000 180,148
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.34% 06/25/27
4
694,395 25,026
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KLU1, Class X3 (IO)
4.10% 01/25/31
4
337,340 44,721
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT1 (IO)
1.66% 05/25/25
4
4,193,347 115,048
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT2 (IO)
1.81% 05/25/27
4
3,710,558 107,845
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
4
916,719 40,468
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
247,333 243,977
Ginnie Mae,
Series 2011-119, Class IO (IO)
0.23% 08/16/51
4
1,165,775 2,819
Ginnie Mae,
Series 2011-86, Class C
3.63% 09/16/51

240,897 233,842

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.64% 12/16/51
4
$ 1,626,011 $ 22,937
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.36% 01/16/53
4
274,991 2,760
Ginnie Mae,
Series 2013-33, Class IO (IO)
0.31% 04/16/54
4
404,934 2,114
Ginnie Mae,
Series 2014-126, Class IO (IO)
0.72% 02/16/55
4
5,658,584 141,597
3,861,690
U.S. Agency Mortgage-Backed — 16.01%
Fannie Mae REMICS,
Series 2005-56, Class SP
(-6.00 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00% 08/25/33
2
4,324 4,342
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
4.38% 11/25/41
2
92,840 8,495
Fannie Mae REMICS,
Series 2012-139, Class AI (IO)
3.00% 12/25/27 204,804 10,851
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 261,315 53,191
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
5.00% 10/20/33
2
321,698 37,282
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 30,882 30,820
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 3,194 3,158
UMBS (TBA)
2.00% 07/01/52 3,150,000 2,733,106
2.00% 08/01/52 6,825,000 5,916,315
2.50% 07/01/52 3,525,000 3,169,026
2.50% 08/01/52 7,925,000 7,115,371
3.00% 07/01/52 9,250,000 8,612,517
3.00% 08/01/52 3,275,000 3,051,123
3.50% 07/01/52 700,000 673,221
3.50% 08/01/52 375,000 360,147
4.00% 07/01/52 1,050,000 1,035,706
4.50% 07/01/52 2,300,000 2,309,434
35,124,105
Total Mortgage-Backed
(Cost $133,175,314) 112,304,432
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0.58%*
California — 0.14%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 $ 100,000 $ 91,121
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 205,000 228,104
319,225
Florida — 0.05%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.61% 10/01/32 100,000 84,236
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.45% 10/01/30 30,000 27,946
112,182
New York — 0.35%
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 155,000 148,173
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
5.51% 08/01/37 175,000 192,721
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 60,159
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
3.11% 02/15/39 150,000 128,817
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 100,000 81,086
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.54% 03/15/34 175,000 148,185
759,141
Ohio — 0.04%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 100,000 88,805
Total Municipal Bonds
(Cost $1,497,894) 1,279,353
Total Bonds — 106.71%
(Cost $268,663,100)
234,175,517
Issues Shares Value
COMMON STOCK — 0.27%
Communications — 0.14%
Intelsat Emergence SA
3,5,6,11
(Luxembourg) 11,030 311,598

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
23 / June 2022
Issues Shares Value
COMMON STOCK — 0.27% (continued)
Financials — 0.13%
AGNC Investment Corp. 25,500 $ 282,285
Total Common Stock
(Cost $701,674) 593,883
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,11
(Luxembourg) 1,154 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,11
(Luxembourg) 1,154 —
—
Total Rights
(Cost $–) —
WARRANT — 0.01%
Entertainment — 0.01%
Cineworld Group PLC
3,11
(United Kingdom) 152,713 24,388
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8.02%
Foreign Government Obligations — 5.42%
Japan Treasury Discount Bills,
Series 1076
(Japan)
0.00%
14
08/01/22
3
$ 265,000,000 1,950,893
U.S. Treasury Bills
1.25%
14
10/13/22 10,000,000 9,946,259
11,897,152
Money Market Funds — 2.60%
Dreyfus Government Cash Management Fund
1.35%
15
2,695,000 2,695,000
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
15
15,227 15,227
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
15
3,001,000 $ 3,001,000
5,711,227
Total Short-Term Investments
(Cost $17,721,094) 17,608,379
Total Investments - 115.01%
(Cost $287,085,868) 252,402,167
Net unrealized depreciation on unfunded commitments
- (0.01)% (17,660)
Liabilities in Excess of Other Assets - (15.00)% (32,943,898)
Net Assets - 100.00% $ 219,440,609
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $4,738,249, which is 2.16% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $133,878, at an interest rate of 3.50% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
2.50% per annum.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $42,808, at an interest rate of 3.00% and a maturity of November 18, 2027. The investment is accruing an unused commitment fee of 1.12% per annum.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $51,837, at an interest rate of 3.75% and a maturity of July 17, 2028. The investment is not accruing an unused commitment fee.
10
Perpetual security with no stated maturity date.
11
Non-income producing security.
12
Security is currently in default with regard to scheduled interest or principal payments.
13
Zero coupon bond. The rate shown is the effective yield as of June 30, 2022.
14
Represents annualized yield at date of purchase.
15
Represents the current yield as of June 30, 2022.
†
Fair valued security. The aggregate value of fair valued securities is $1,698,761, which is
0.77% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 24
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,028,605 EUR 975,000 Citigroup Global Markets, Inc. 07/08/22 $ 8,753
USD 1,383,425 EUR 1,253,000 Goldman Sachs International 07/08/22 72,784
USD 184,937 GBP 147,000 Citigroup Global Markets, Inc. 07/08/22 6,388
USD 610,262 GBP 466,000 Goldman Sachs International 07/08/22 44,249
USD 2,042,657 JPY 265,000,000 Citigroup Global Markets, Inc. 08/01/22 88,291
USD 2,239,465 EUR 2,113,000 Citigroup Global Markets, Inc. 10/07/22 14,379
USD 740,166 GBP 604,000 Citigroup Global Markets, Inc. 10/07/22 5,173
240,017
EUR 2,228,000 USD 2,346,275 Citigroup Global Markets, Inc. 07/08/22 (15,782)
GBP 604,000 USD 738,813 Citigroup Global Markets, Inc. 07/08/22 (5,182)
GBP 9,000 USD 11,321 Goldman Sachs International 07/08/22 (390)
(21,354)
NET UNREALIZED APPRECIATION $ 218,663
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 619 09/30/22 $ 69,482,750 $ (441,049) $ (441,049)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 249 09/21/22 (31,716,375) 492,764 492,764
U.S. Treasury Ultra Bond 66 09/21/22 (10,186,688) 258,729 258,729
Euro-Bobl Future 3 09/08/22 (407,206) 2,541 2,541
Euro-Bund Future 2 09/08/22 (325,223) 5,563 5,563
(42,635,492) 759,597 759,597
TOTAL FUTURES CONTRACTS $ 26,847,258 $ 318,548 $ 318,548

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
25 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 26
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
FLEXIBLE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ 9,946,259 $ 1,950,893 $ — $ 11,897,152
Money Market Funds 5,711,227 — — 5,711,227
Long-Term Investments:
Asset-Backed Securities — 29,598,799 469,027 30,067,826
Bank Loans — 11,676,658 — 11,676,658
Common Stock 282,285 — 311,598 593,883
Corporates — 73,419,886 509,088 73,928,974
Foreign Government Obligations — 4,918,274 — 4,918,274
Mortgage-Backed Securities — 108,855,896 3,448,536 112,304,432
Municipal Bonds — 1,279,353 — 1,279,353
Rights — — — —
Warrant — 24,388 — 24,388
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 240,017 — 240,017
Interest rate contracts 759,597 — — 759,597
Liabilities:
Foreign currency exchange contracts — (21,354) — (21,354)
Interest rate contracts (441,049) — — (441,049)
Total $ 16,258,319 $ 231,942,810 $ 4,738,249 $ 252,939,378
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
27 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
FLEXIBLE INCOME
FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 488,107 $ 330,900 $ 531,973 $ 1,948,536
Accrued discounts/premiums — — — —
Realized gain (loss) — — — —
Change in unrealized (depreciation)* (438,041) (19,302) (72,201) (69,412)
Purchases 2,032,676 — — (50)
Sales (31,550) — (4,084) (12,703)
Other** (1,582,165) — — 1,582,165
Transfers into Level 3*** — — 53,400 —
Transfers out of Level 3*** — — — —
Balance as of
June 30, 2022
$ 469,027 $ 311,598 $ 509,088 $ 3,448,536
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(598,957) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Certain Level 3 investments were re-classified between Mortgage-Backed Securities – Non-Agency and Asset-Backed Securities.
***Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2022, the Fund used significant observable inputs in determining the value of certain investments. As of June 30, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $53,400 transferred from level 2 to level 3 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
FLEXIBLE INCOME FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $469,027 Broker Quote Offered Quote $92.06 $92.06 Increase
Common Stock $311,598 Third-Party Vendor Vendor Prices $28.25 $28.25 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $509,088 Third-Party Vendor Vendor Prices $9.80 - $85.50 $78.20 Increase
Mortgage-Backed
Securities-Non-Agency $3,009,450 Third-Party Vendor Vendor Prices $0.00 - $16.84 $7.22 Increase
Mortgage-Backed Securities-
Non-Agency Commercial
Mortgage-Backed $439,086 Third-Party Vendor Vendor Prices $1.43 $1.43 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 28
COMMITMENTS AND CONTINGENCIES
The Flexible Income Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2022:
FLEXIBLE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED (LOSS)
Precision Medicine Group LLC, Delayed-Draw Term Loan, 1st Lien November 2027 $ 42,808 $ (3,773)
Aveanna Healthcare LLC, Delayed-Draw Term Loan B, 1st Lien July 2028 51,837 (6,361)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 133,878 (7,526)
Total Unfunded Commitments $ 228,523 $ (17,660)